Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Going Concern (Textual)
Operating cash outflow amount	$ (780)	$ 2,366	$ 258